CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	12 Months Ended
		Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Revenues:
Total revenues			$ 178,753
Costs and expenses:
Vessel operating costs			120,502
Costs of other operating revenues			3,792
General and administrative			46,619
Vessel operating leases			1,215
Depreciation and amortization			20,337
Gain on asset dispositions, net			(6,616)
Asset impairments	[1]		16,777
Total costs and expenses			202,626
Operating loss			(23,873)
Other income (expenses):
Foreign exchange loss			(407)
Equity in net earnings of unconsolidated companies			2,130
Interest income and other, net			2,771
Reorganization items			(4,299)
Interest and other debt costs, net			(13,009)
Total other income (expenses)			(12,814)
Loss before income taxes			(36,687)
Income tax (benefit) expense			2,039
Net loss			(38,726)
Less: Net income attributable to noncontrolling interests			540
Net loss attributable to Tidewater Inc.			$ (39,266)
Basic loss per common share	[2]		$ (1.82)
Diluted loss per common share	[3]		$ (1.82)
Weighted average common shares outstanding	[4]		21,539,143
Dilutive effect of stock options and restricted stock			0
Adjusted weighted average common shares			21,539,143
Vessel Revenues
Revenues:
Total revenues			$ 171,884
Other Operating Revenues
Revenues:
Total revenues			$ 6,869
Predecessor
Revenues:
Total revenues		$ 151,369		$ 601,611
Costs and expenses:
Vessel operating costs		116,438		359,171
Costs of other operating revenues		2,348		12,729
General and administrative		41,832		145,879
Vessel operating leases		6,165		33,766
Depreciation and amortization		47,447		167,291
Gain on asset dispositions, net		(3,561)		(24,099)
Asset impairments	[1]	184,748		484,727
Total costs and expenses		395,417		1,179,464
Operating loss		(244,048)		(577,853)
Other income (expenses):
Foreign exchange loss		(3,181)		(1,638)
Equity in net earnings of unconsolidated companies		4,786		5,710
Interest income and other, net		2,384		5,193
Reorganization items		(1,396,905)
Interest and other debt costs, net		(11,179)		(75,026)
Total other income (expenses)		(1,404,095)		(65,761)
Loss before income taxes		(1,648,143)		(643,614)
Income tax (benefit) expense		(1,234)		6,397
Net loss		(1,646,909)		(650,011)
Less: Net income attributable to noncontrolling interests				10,107
Net loss attributable to Tidewater Inc.		$ (1,646,909)		$ (660,118)
Basic loss per common share	[2]	$ (34.95)		$ (14.02)
Diluted loss per common share	[3]	$ (34.95)		$ (14.02)
Weighted average common shares outstanding	[4]	47,121,330		47,071,066
Dilutive effect of stock options and restricted stock		0		0
Adjusted weighted average common shares		47,121,330		47,071,066
Predecessor | Vessel Revenues
Revenues:
Total revenues		$ 146,597		$ 583,816
Predecessor | Other Operating Revenues
Revenues:
Total revenues		$ 4,772		$ 17,795

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[2]	The Company calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding share of common stock, basic".
[3]	The Company calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[4]	Basic weighted average shares outstanding includes 924,125 shares issuable upon the exercise of New Creditor Warrants held by U.S. citizens at December 31, 2017 (Successor).